===============================================================================
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                           MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-03287

                          New Alternatives Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        150 Broadhollow Road, Suite PH2
                             Melville,New York 11747
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                         David J. Schoenwald, President
                          New Alternatives Fund, Inc.
                        150 Broadhollow Road, Suite PH2
                             Melville,New York 11747
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 631-423-7373

                      Date of fiscal year end:December 31

                    Date of reporting period: March 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Section's 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.
================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

                           NEW ALTERNATIVES FUND, INC.
                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2011
                                   (UNAUDITED)

                                                               SHARES          VALUE
                                                            ------------   ------------
COMMON STOCKS -- 92.9%
ALTERNATE ENERGY -- 47.6%
   RENEWABLE ENERGY POWER PRODUCERS & DEVELOPERS -- 28.5%
   Abengoa SA (Spain)                                            500,000   $ 16,559,904
   Acciona SA (Spain)                                            150,000     16,300,557
   Algonquin Power & Utilities Corp. (Canada)                    100,000        532,233
   EDF Energies Nouvelles SA (France)                            325,000     17,133,868
   EDP Renovaveis SA (Spain/Portugal)*                         2,000,000     14,364,672
   Electrificaciones del Norte (Spain)                           125,000      1,955,727
   Hafslund ASA, Class A (Norway)                                328,000      4,418,607
   TrustPower Ltd. (New Zealand)                                 500,000      2,746,793
                                                                           ------------
                                                                             74,012,361
                                                                           ------------
   WIND TURBINES -- 9.0%
   Gamesa Corporacion Tecnologica (Spain) *                    1,000,000     10,392,279
   Vestas Wind Systems (Denmark)*                                300,000     13,012,241
                                                                           ------------
                                                                             23,404,520
                                                                           ------------
   GEOTHERMAL -- 4.7%
   Ormat Technologies, Inc.                                      410,000     10,385,300
   WFI Industries Ltd. (Canada)                                   75,000      1,884,477
                                                                           ------------
                                                                             12,269,777
                                                                           ------------
   SOLAR PHOTOVOLTAIC -- 2.6%
   Kyocera Corp. (Japan) SP ADR                                   30,000      3,025,500
   SMA Solar Technology AG (Germany)                              25,000      3,133,415
   Solarworld AG (Germany)                                        10,000        162,977
   SunPower Corp., Class A*                                       25,000        428,500
                                                                           ------------
                                                                              6,750,392
                                                                           ------------
   SOLAR THERMAL -- 2.0%
   Solar Millennium (Germany) *                                  200,000      5,186,928
                                                                           ------------
                                                                              5,186,928
                                                                           ------------
   ENERGY STORAGE -- 0.8%
   Panasonic Corp. (Japan) SP ADR                                150,000      1,888,500
                                                                           ------------
                                                                              1,888,500
                                                                           ------------
TOTAL ALTERNATE ENERGY                                                      123,512,478
                                                                           ------------
WATER -- 15.2%
   WATER UTILITIES -- 13.9%
   American Water Works Co., Inc.                                500,000     14,025,000
   Aqua America, Inc.                                            450,000     10,300,500
   CIA SaneamentoBasico (Brazil) ADR                             200,000     11,748,000
                                                                           ------------
                                                                             36,073,500
                                                                           ------------

  The accompanying notes are an integral part of this Schedule of Investments.

                           NEW ALTERNATIVES FUND, INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                 MARCH 31, 2011
                                   (UNAUDITED)

                                                               SHARES          VALUE
                                                            ------------   ------------
   WATER RELATED -- 1.3%
   A. O. Smith Corp.                                              37,500   $  1,662,750
   Hyflux Ltd. (Singapore)                                     1,000,000      1,713,606
                                                                           ------------
                                                                              3,376,356
                                                                           ------------
TOTAL WATER                                                                  39,449,856
                                                                           ------------
ENERGY CONSERVATION -- 14.6%
   Itron, Inc.*                                                    5,000        282,200
   Johnson Controls, Inc.                                         50,000      2,078,500
   Koninklijke Philips Electronics NV (Netherlands)*             350,000     11,259,500
   Owens Corning, Inc.*                                          200,000      7,198,000
   Power-One, Inc. *                                              50,000        437,500
   Schneider Electric SA (France)                                 80,000     13,673,082
   Telvent GIT (Spain)*                                          100,000      2,911,000
                                                                           ------------
                                                                             37,839,782
                                                                           ------------
NATURAL GAS DISTRIBUTION -- 12.8%
   Atmos Energy Corp.                                            350,000     11,935,000
   Northwest Natural Gas Co.                                     221,000     10,194,730
   South Jersey Industries, Inc.                                 200,000     11,194,000
                                                                           ------------
                                                                             33,323,730
                                                                           ------------
ELECTRIC TRANSMISSION -- 2.0%
   ITC Holdings Corp.                                             75,000      5,242,500
                                                                           ------------
RECYCLING -- 0.7%
   Sims Metal Management Ltd. (Australia) SP ADR                 100,000      1,815,000
                                                                           ------------
TOTAL COMMON STOCKS (COST $218,668,032)                                     241,183,346
                                                                           ------------

  The accompanying notes are an integral part of this Schedule of Investments.

                           NEW ALTERNATIVES FUND, INC.
                       SCHEDULE OF INVESTMENTS (CONCLUDED)
                                 MARCH 31, 2011
                                   (UNAUDITED)

                                                                 PAR           VALUE
                                                            ------------   ------------
CERTIFICATES OF DEPOSIT -- 0.2%
SOCIALLY CONCERNED BANKS -- 0.2%
   Alternatives Federal Credit Union 0.15% due 04/30/11     $    100,000   $    100,000
   Carver Federal Savings Bank 0.20% due 04/16/11                100,000        100,000
   Urban Partnership Bank 0.20% due 04/16/11                     100,000        100,000
   People's United Bank 0.75% due 12/03/11                       100,000        100,000
   Self-Help Credit Union 1.01% due 05/10/11                     100,000        100,000
                                                                           ------------
TOTAL CERTIFICATES OF DEPOSIT (COST $500,000)                                   500,000
                                                                           ------------
TOTAL INVESTMENTS (COST $219,168,032)** -- 93.1%                            241,683,346
Other Assets in Excess of Liabilities -- 6.9%                                17,957,208
                                                                           ------------
NET ASSETS -- 100.0%                                                       $259,640,554
                                                                           ============

*    Non-income producing security

** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                  $219,168,032
                                ------------
Gross unrealized appreciation   $ 43,219,538
Gross unrealized depreciation    (20,704,224)
                                ------------
Net unrealized appreciation     $ 22,515,314
                                ============

ADR    - American Depositary Reciepts
SP ADR - Sponsored American Depositary Reciepts

  The accompanying notes are an integral part of this Schedule of Investments.

                           NEW ALTERNATIVES FUND, INC.
                        NOTES TO SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2011
                                   (UNAUDITED)

1. PORTFOLIO VALUATION - The Fund's net asset value ("NAV") is calculated once daily at the close of regular trading hours on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued based on the official closing price or the last reported sale price on a national securities exchange or on the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") market system where they are primarily traded, as of the close of business on the day the securities are being valued. That is normally 4:00 p.m. Eastern time. If there were no sales on that day or the securities are traded on other over-the-counter markets, the mean of the last bid and asked prices prior to the market close is used. Short-term debt securities having a remaining maturity of 60 days or less are amortized based on their cost.

Non-U.S. equity securities are valued based on their most recent closing market prices on their primary market and are translated from the local currency into U.S. dollars using current exchange rates on the day of valuation.

If the market price of a security held by the Fund is unavailable at the time the Fund prices its shares at 4:00 p.m. Eastern time, the Fund will use the "fair value" of such security as determined in good faith by Accrued Equities, Inc., the Fund's investment advisor pursuant to procedures adopted by the Fund's Board of Directors. The Fund may use fair value pricing if the value of a security it holds has been materially affected by events occurring before the Fund's pricing time but after the close of the primary markets or exchange on which the security is traded. This most commonly occurs with foreign securities but may occur in other cases as well. The Fund does not invest in unlisted securities.

2. FAIR VALUE MEASUREMENTS - The inputs and valuations techniques used to measure fair value of the Fund's net assets are summarized into three levels as described in the hierarchy below:

- Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities the Fund has the ability to access.

- Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

- Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

At the end of each calendar quarter, management evaluates the Level 2 and Level 3 assets and liabilities, if any, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and Level 2 assets and liabilities, if any, on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund's investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such Investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2011, in valuing the Fund's assets carried at fair value:

                                                               LEVEL 2
                                                                OTHER         LEVEL 3
                                  TOTAL          LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                VALUE AT         QUOTED       OBSERVABLE   UNOBSERVABLE
Investments in Securities:   MARCH 31, 2011      PRICES         INPUTS        INPUTS
--------------------------   --------------   ------------   -----------   ------------
Common Stocks*                $241,183,346    $241,183,346     $     --         $--
Certificates of Deposit            500,000              --      500,000          --
                              ------------    ------------     --------         ---
   Total                      $241,683,346    $241,183,346     $500,000         $--
                              ============    ============     ========         ===

*    See Schedule of Investments for sector diversification.

For the Period ended March 31, 2011, the Fund held no securities which measured their value using Level 3 inputs.

Transfers in and out of levels 1, 2 and 3 of the fair value hierarchy are recognized at the beginning of the reporting period. There were no transfers between any of the levels during the period ended March 31, 2011.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    New Alternatives Fund, Inc.

By (Signature and Title)*       /s/ David J, Schoenwald
                                ---------------------------------------------
                                David J. Schoenwald, President and Treasurer
                                (Principal Executive Officer and Principal
                                Financial Officer)

Date May 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*     /s/ David J. Schoenwald
                              ------------------------------------------------
                              David J. Schoenwald, President and Treasurer
                              (Principal Executive Officer and Principal
                              Financial Officer)

Date May 18, 2011

----------
* Print the name and title of each signing officer under his or her signature.